Equity reserves and long-term incentive plan awards - disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	8,497,170	11,680,170
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.04	$ 1.61
Number of share options granted in share-based payment arrangement | Share	4,574,000	4,790,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.85	$ 0.66
Number of share options exercised in share-based payment arrangement | Share	(29,333)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.84
Number of share options cancelled/expired/forfeited in share-based payment arrangement | Share	(466,502)	(7,973,000)
Weighted average exercise price of share options Cancelled/expired/forfeited in share-based payment arrangement | $ / shares	$ 1.13	$ 1.65
Number of share options outstanding in share-based payment arrangement at end of period | Share	12,575,335	8,497,170
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.97	$ 1.04